UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6567
Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2009.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

Municipal Opportunity Trust
Symbol: VMO
Average Annual	Based	Based on
Total Returns	on NAV	Market Price

Since Inception (4/24/92)	5.44%	5.57%

10-year	3.14	4.16

5-year	–0.35	2.20

1-year	–13.08	–10.01

6-month	14.13	21.87

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The trust’s advisor has waived or reimbursed fees and expenses from time to time. Absent such waivers/ reimbursements the trust’s returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers Municipal Bond Index, which has been shown in the Trust’s previous shareholder reports, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, spanning the last two months of 2008, marked one of the worst periods in the history of the financial markets as the sell off that began in September continued through year end. Investors fled risky assets in favor of the relative safety of Treasury securities and money market funds, massive deleveraging and forced selling ensued, and tax-exempt bond funds experienced significant outflows. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -12.91 percent for the last two months of 2008 (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -7.33 percent and triple-A rated issues returned 3.46 percent (as measured within the Barclays Capital Municipal Bond Index).

The first four months of 2009 were markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, driving municipal bond prices higher. Yields declined by as much as 95 basis points on the front end of the municipal yield curve during the period, while yields on long-maturity issues fell roughly 50 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. As a result, high-yield municipals returned 10.00 percent, triple-B rated issues returned 11.11 percent and triple-A rated issues returned 4.83 percent for the first four months of 2009.

Although the high-yield segment rebounded nicely in 2009 to date, the gains were not enough to offset the losses in the last two months of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

For the first four months of 2009, municipal bond issuance was down 13 percent versus the same period in 2008 yet was easily placed due to robust retail demand. With the continued deterioration of credit quality of municipal bond issuers, insured bond volume represented a mere 12 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In a significant reversal from the last months of 2008, municipal bond funds saw approximately $17 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2009

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

14.13%	21.87%	8.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance during the reporting period included strong security selection within the industrial development revenue/pollution control revenue (IDR/PCR) sector. The Trust’s holdings in the housing, airport transportation and public utilities sectors, held in the form of inverse floating-rate securities*, were additive to performance. Additionally, the portfolio’s focus on the longer end of the maturity spectrum was beneficial as longer maturity issues generally outperformed for the reporting period.

Other positions, however, detracted from relative performance. A significant underweight in tax-supported state and local general obligation bonds with coupons of 5.0 to 5.5 percent held back returns as these securities performed well. An underweight allocation in the higher education sector, coupled with unfavorable security selection, also detracted from returns. Lastly, an overweight in the tobacco sector was disadvantageous. This was the only sector in the portfolio that experienced negative returns during the period.

The Trust’s Board of Trustees has approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

lower at the time of purchase. This may help support the market value of the Trust’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/2009 (Unaudited)

AAA/Aaa	27.8%
AA/Aa	36.8
A/A	11.5
BBB/Baa	12.0
BB/Ba	1.4
B/B	0.1
Non-Rated	10.4

Top 5 Sectors as of 4/30/2009 (Unaudited)

Hospital	19.4%
Airports	12.1
Wholesale Electric	8.4
General Purpose	8.2
Utilities	5.4

Summary of Investments by State Classification as of 4/30/2009 (Unaudited)

Texas	13.6%
Illinois	10.1
California	9.2
New Jersey	8.5
Florida	6.8
New York	5.4
Washington	5.0
Ohio	3.8
North Carolina	3.5
South Carolina	3.1
Georgia	2.9
Arizona	2.4
District of Columbia	2.4
Missouri	2.2
Colorado	2.2
Kentucky	1.6
Wisconsin	1.5
Nevada	1.4
Louisiana	1.4
Pennsylvania	1.3
Massachusetts	1.3
Maryland	1.1
Indiana	1.0
Tennessee	1.0
Oklahoma	0.9
Connecticut	0.9
Alabama	0.7
Minnesota	0.6
Iowa	0.6
Kansas	0.5
Michigan	0.5
New Hampshire	0.5
West Virginia	0.4
New Mexico	0.3
Idaho	0.3
(continued on next page)

Summary of Investments by State Classification as of 4/30/2009 (Unaudited)
(continued from previous page)

Utah	0.3%
Virginia	0.2
Alaska	0.2
South Dakota	0.2
Wyoming	0.1
North Dakota	0.1

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

Van Kampen Municipal Opportunity Trust is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are William D. Black, an Executive Director of the Adviser, Wayne D. Godlin, a Managing Director of the Adviser, Mark Paris, an Executive Director of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Godlin has been associated with the Adviser in an investment management capacity since 1988 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in December 2007. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. All team members are responsible for the execution of the overall strategy of the Trust’s portfolio. The composition of the team may change from time to time.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 188.4% Alabama 1.3%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,027,990
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	1,941,188
1,250	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,255,038
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	940,992
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (f)	6.950	01/01/20	444

				5,165,652

	Alaska 0.4%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	1,570,980

	Arizona 4.7%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,134,784
1,575	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,691,692
2,365	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	2,520,593
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	2,668,560
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,572,150
2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,462,545
175	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	175,907
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	2,017,197
6,340	University of AZ Med Ctr Corp	5.000	07/01/35	4,821,063

				18,064,491

	California 17.6%
2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	1,400,002
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/29	2,018,688
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	3,944,840
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	269,370
1,050	California Cnty, CA Tob Sec Agy Asset Bkd Merced Cnty Rfdg, Ser A	5.125	06/01/38	608,044
1,750	California Cnty, CA Tob Sec Agy Asset Bkd Sonoma Cnty Corp Rfdg	5.250	06/01/45	927,780
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,664,248

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050%	02/01/29	$2,284,576
2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	2,639,725
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	2,939,708
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,687,360
10	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	10,213
420	California St (AMBAC Insd)	5.125	10/01/27	420,055
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	777,584
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	957,456
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	950,409
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	549,969
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	936,630
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	1,843,040
1,700	California St Var Purp	5.750	04/01/31	1,734,680
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,251,150
3,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	2,456,130
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	292,236
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,187,400
4,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien, Ser A (b) (c)	7.050	01/01/10	4,176,280
5,000	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750	06/01/47	2,879,000
375	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	311,869
1,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (b) (e)	2.700	11/01/36	1,000,000
800	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (b) (e)	4.000	11/01/36	800,000
2,200	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,529,264
3,500	Rancho Mirage, CA Jt Pwrs Eisenhower Med Ctr, Ser A	5.000	07/01/47	2,826,145

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT) (b)	6.500%	05/01/19	$1,193,976
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,449,408
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	886,512
6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	3,418,740
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,169,000
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	1,038,112
3,000	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (NATL Insd) (b) (e)	6.750	08/01/21	3,000,000

				68,429,599

	Colorado 3.4%
500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	324,735
375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	211,391
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (FSA Insd) (a)	5.000	09/01/36	4,319,673
3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000	06/01/35	2,747,842
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,132,640
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	645,058
15	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A-2 (AMT)	7.250	05/01/27	15,279
5	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser C-1 (AMT)	7.550	11/01/27	5,147
530	Highlands Ranch Metro Dist No 2 CO (FSA Insd) (c)	6.500	06/15/11	590,584
470	Highlands Ranch Metro Dist No 2 CO (FSA Insd)	6.500	06/15/11	522,175
940	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (f)	5.900	10/01/37	612,720
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	883,845
1,500	University of CO Hosp Auth Rev, Ser A	5.250	11/15/39	1,155,510

				13,166,599

	Connecticut 1.7%
6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	4,964,635

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (Continued)
$1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.400%	07/01/20	$1,066,560
1,575	Mashantucket West Pequot Tribe CT Spl Rev, Ser A (d)	5.500	09/01/36	754,677

				6,785,872

	District of Columbia 4.5%
2,500	District Columbia Rev Gonzaga College (FSA Insd)	5.250	07/01/32	2,083,900
700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	708,897
1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	1,429,189
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	8,271,760
5,350	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	4,994,813

				17,488,559

	Florida 12.6%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	667,460
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	325,620
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	212,990
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	153,547
1,240	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	889,650
390	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	402,035
2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,544,369
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,569,551
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,764,075
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,433,000
780	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	422,776
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	844,776
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	1,886,220
700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	704,893

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150%	09/01/25	$774,736
670	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $670,642) (g)	6.800	05/01/38	426,227
400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (g)	6.900	05/01/17	319,720
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,041,326
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,361,650
570	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	409,135
2,375	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	2,579,203
1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	944,265
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	303,009
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	750,240
2,400	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd)	5.500	10/01/23	2,585,352
5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	4,339,940
2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	2,933,669
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	251,115
750	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	601,815
870	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	445,710
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	6,845,515
1,720	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	990,101
750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	596,730
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,422,813
470	World Commerce Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	186,378

				48,929,611

	Georgia 5.5%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	4,976,800
1,000	Atlanta, GA Arpt Rev, Ser B (NATL Insd) (AMT)	5.625	01/01/30	930,120
684	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $684,124) (g)	7.250	06/15/10	692,577

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (MBIA Insd)	6.500%	01/01/20	$8,269,940
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,146,699
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	1,011,110
1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,211,424

				21,238,670

	Idaho 0.6%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	804,360
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,039,780
825	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (f)	6.125	11/15/27	583,473

				2,427,613

	Illinois 19.2%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	949,650
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/30	399,153
7,200	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	7,309,296
3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	2,814,493
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	11,120,289
10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	10,168,000
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	3,895,747
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	644,256
1,450	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	1,515,612
4,500	Cook Cnty, IL Cap Impt, Ser A (NATL Insd)	5.000	11/15/23	4,546,665
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,094,786
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,621,316
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	839,400
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.375	08/15/24	2,221,472
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.750	08/15/30	1,421,602
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,157,175
1,800	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Group, Ser A	7.250	11/01/38	1,882,908

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$5,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500%	08/01/37	$3,749,240
1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375	12/15/18	1,286,713
2,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.500	12/15/24	2,050,160
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	6,021,660
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,573,700
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	353,823

				74,637,116

	Indiana 1.8%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,060,660
1,360	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,363,699
2,000	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	2,284,560
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,142,850
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (d)	5.750	09/01/42	326,965

				7,178,734

	Iowa 1.1%
1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/17	1,960,497
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	318,765
325	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	207,655
1,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	842,055
1,350	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.625	06/01/46	762,548

				4,091,520

	Kansas 1.0%
1,300	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,315,717
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,196,304
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,047,232
675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	447,714

				4,006,967

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky 3.1%
$1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750%	12/01/28	$1,449,994
200	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450	01/01/32	194,160
1,510	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,608,075
1,710	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,807,316
4,000	Louisville & Jefferson Cntys, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,242,160
4,500	Louisville & Jefferson Cntys, KY Metro Govt Indl Bldg Rev Sisters of Mercy Cincinnati	5.000	10/01/35	3,586,185

				11,887,890

	Louisiana 2.6%
525	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	372,524
991	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	763,952
1,810	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	1,811,792
1,900	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,043,317
3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)	5.750	01/01/12	3,304,920
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,785,768

				10,082,273

	Maryland 0.8%
775	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	533,634
2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,238,473
600	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	335,418

				3,107,525

	Massachusetts 2.4%
3,955	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	4,161,688
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	231,328
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	265,862
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/16	2,966,130
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	35,330

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750%	07/01/32	$1,070,233
930	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	636,334

				9,366,905

	Michigan 0.9%
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	937,430
1,800	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	1,315,944
800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	819,008
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	413,200

				3,485,582

	Minnesota 1.1%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	10,103
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	289,085
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/27	797,250
1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,810,534
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,210,133
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	140,623

				4,257,728

	Missouri 4.3%
350	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp	5.500	06/01/22	323,508
1,800	Cape Girardeau Cnty, MO Indl
	Dev Auth Hlthcare Fac Rev Southeast MO Hosp (Prerefunded @ 6/01/12)	5.500	06/01/22	2,010,240
810	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	691,578
1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	989,271
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	454,319
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,008,214
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	429,054
2,060	Sikeston, MO Elec Rev Rfdg (NATL Insd)	6.200	06/01/10	2,082,248

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$4,840	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550%	07/01/29	$4,027,945
5,770	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	4,560,146

				16,576,523

	Nevada 2.6%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	4,414,680
40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	31,700
2,450	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	2,494,933
4,250	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,336,760

				10,278,073

	New Hampshire 0.9%
1,155	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,255,243
480	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	506,131
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	679,151
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,477

				3,341,002

	New Jersey 16.3%
375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625	01/01/38	226,410
900	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	667,395
2,325	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	1,661,747
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (f)	5.900	03/15/21	36,057,600
8,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	7,995,200
2,400	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,666,224
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	1,060,128
25,980	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	13,755,891

				63,090,595

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.6%
$1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375%	08/01/32	$1,323,713
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,192,196

				2,515,909

	New York 10.4%
2,015	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	1,749,141
1,255	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	1,257,083
5,500	New York City, Ser I-1 (a)	5.000	02/01/26	5,550,050
1,800	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,770,588
2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500	05/15/25	2,526,641
3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,407,861
2,600	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,791,360
2,040	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/18	2,152,996
300	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	329,835
650	New York St Dorm Auth Rev, Ser B (Prerefunded @ 5/15/10)	7.500	05/15/11	675,343
1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/20	1,595,700
1,000	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/21	1,058,040
15,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	15,091,800
575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	369,639

				40,326,077

	North Carolina 6.7%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,529,865
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	740,610
22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	23,886,500

				26,156,975

	North Dakota 0.2%
465	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (NATL Insd) (AMT)	5.500	07/01/29	458,057
205	North Dakota St Hsg Fin Agy, Ser C (AMT)	5.550	07/01/29	202,534

				660,591

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio 7.3%
$3,940	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750%	06/01/34	$2,494,453
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	272,708
1,500	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,487,340
2,450	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Impt & Rfdg, Ser A	5.250	10/01/33	2,281,097
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,912,940
3,000	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000	04/01/24	3,087,780
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	2,830,465
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	2,856,196
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,493,505
1,475	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,499,220
925	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	940,087
1,900	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	1,926,619
1,035	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	1,012,490
1,819	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	1,773,280
2,340	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,356,099

				28,224,279

	Oklahoma 1.8%
1,375	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	1,125,740
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (FSA Insd)	*	02/01/34	997,224
1,120	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (NATL Insd)	5.500	06/01/18	1,185,285
1,185	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (NATL Insd)	5.500	06/01/19	1,254,074
2,250	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,360,767

				6,923,090

	Pennsylvania 2.5%
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250	02/01/35	539,070

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$950	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750%	12/01/36	$881,800
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,919,960
5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375	01/01/22	5,224,175

				9,565,005

	South Carolina 5.9%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,551,750
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,616,400
1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,619,623
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	5,030,150
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,378,750
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	506,362
1,650	South Carolina Jobs Econ Rfdg First Mtg Lutheran Homes	5.375	05/01/21	1,208,823
1,150	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	1,137,223

				23,049,081

	South Dakota 0.4%
1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	1,407,890

	Tennessee 1.8%
1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,149,837
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,330,440
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (MBIA Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,138,810
2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	2,420,088

				7,039,175

	Texas 26.0%
1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,178,821
680	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	689,493
1,150	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,266,771
1,350	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,474,092

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500%	11/01/31	$5,188,700
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	8,053,200
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (NATL Insd) (AMT)	5.750	11/01/30	3,965,880
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	651,631
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,227,450
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	4,749,071
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	954,380
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,231,680
750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	798,413
1,930	Harris Cnty, TX Sr Lien Toll Rd, Ser A (h)	5.000	08/15/27	1,987,803
2,000	Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)	5.500	07/01/20	2,128,180
10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.125	07/01/32	8,923,000
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,893,710
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	7,857,239
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,039,453
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	846,000
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	911,090
1,125	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,203,975
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,376,030
10,000	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	9,373,900
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,010,500
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,046,650
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,041,720
1,350	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2 (b)	6.000	01/01/38	1,400,126

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750%	01/01/33	$2,531,174
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	709,970
2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,711,710
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,123,960
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	283,844
3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,229,650
3,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/29	3,121,530
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,632,686
2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	1,907,455

				100,720,937

	Utah 0.6%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (NATL Insd)	5.000	12/15/33	1,850,093
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	506,671

				2,356,764

	Virginia 0.4%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	501,525
1,500	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,247,745

				1,749,270

	Washington 9.5%
9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (NATL Insd)	*	02/01/25	4,281,204
7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600	01/01/36	7,131,300
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (FSA Insd)	5.500	07/01/16	5,448,800
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,549,250
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	929,862
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,002,320
2,120	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/17	2,247,984
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,003,480

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08, Cost $1,440,000) (f) (g)	6.000%	01/01/27	$1,088,453
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	660,280
5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (MBIA Insd)	*	07/01/14	4,459,263

				36,802,196

	West Virginia 0.7%
500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	343,630
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	703,879
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	883,050
1,025	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	877,349

				2,807,908

	Wisconsin 2.9%
1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	1,803,375
425	Superior, WI Coll Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	381,144
385	Superior, WI Coll Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	322,630
2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,430,480
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	2,982,120
950	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	979,279
1,100	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/34	1,011,263
1,270	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	1,277,557

				11,187,848

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.3%
$1,000	University WY Univ Rev Fac Impt (FSA Insd)	5.500%	06/01/18	$1,042,940

Total Long-Term Investments 188.4% (Cost $787,173,352)				731,192,014

Total Short-Term Investments 2.5% (Cost $9,750,000)				9,750,000

Total Investments 190.9% (Cost $796,923,352)				740,942,014

Liability for Floating Rate Note Obligations Related to Securities Held (23.8%) (Cost ($92,495,000))
(92,495) Notes with interest rates ranging from 0.51% to 1.74% at April 30, 2009 and contractual maturities of collateral ranging from 2023 to 2041 (See Note 1) (i)				(92,495,000)

Total Net Investments 167.1% (Cost $704,428,352)				648,447,014

Other Assets in Excess of Liabilities 3.0%				11,713,865

Preferred Shares (including accrued distributions) (70.1%)				(272,039,831)

Net Assets Applicable to Common Shares 100.0%				$388,121,048

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(f)	Security has been deemed illiquid.

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2009.

ACA—American Capital Access
AGC—AGC Insured Custody Certificates
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
MBIA—Municipal Bond Investors Assurance Corp.
NATL—National Public Finance Guarantee Corp.

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $796,923,352)	$740,942,014
Cash	80,476
Receivables:
Interest	13,099,364
Investments Sold	1,548,109
Other	1,551

Total Assets	755,671,514

Liabilities:
Payables:
Floating Rate Note Obligations	92,495,000
Investments Purchased	2,008,416
Investment Advisory Fee	266,066
Other Affiliates	6,669
Trust Shares Repurchased	4,000
Trustees’ Deferred Compensation and Retirement Plans	571,188
Accrued Expenses	159,296

Total Liabilities	95,510,635
Preferred Shares (including accrued distributions)	272,039,831

Net Assets Applicable to Common Shares	$388,121,048

Net Asset Value Per Common Share ($388,121,048 divided by 33,646,140 shares outstanding)	$11.54

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 33,646,140 shares issued and outstanding)	$336,461
Paid in Surplus	500,886,043
Accumulated Undistributed Net Investment Income	10,439,372
Net Unrealized Depreciation	(55,981,338)
Accumulated Net Realized Loss	(67,559,490)

Net Assets Applicable to Common Shares	$388,121,048

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 10,880 issued with liquidation preference of $25,000 per share)	$272,000,000

Net Assets Including Preferred Shares	$660,121,048

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$22,630,823

Expenses:
Investment Advisory Fee	1,909,212
Interest and Residual Trust Expenses	753,173
Preferred Share Maintenance	336,919
Professional Fees	83,401
Accounting and Administrative Expenses	81,355
Transfer Agent Fees	59,433
Reports to Shareholders	30,949
Custody	21,644
Registration Fees	12,636
Trustees’ Fees and Related Expenses	9,533
Depreciation in Trustees’ Deferred Compensation Accounts	(133,157)
Other	12,168

Total Expenses	3,177,266
Investment Advisory Fee Reduction	347,130

Net Expenses	2,830,136

Net Investment Income	$19,800,687

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(22,887,959)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(108,739,562)
End of the Period	(55,981,338)

Net Unrealized Appreciation During the Period	52,758,224

Net Realized and Unrealized Gain	$29,870,265

Distributions to Preferred Shareholders	$(1,192,071)

Net Increase in Net Assets Applicable to Common Shares from Operations	$48,478,881

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$19,800,687	$42,479,924
Net Realized Loss	(22,887,959)	(42,014,197)
Net Unrealized Appreciation/Depreciation During the Period	52,758,224	(129,130,750)
Distributions to Preferred Shareholders:
Net Investment Income	(1,192,071)	(10,226,453)

Change in Net Assets Applicable to Common Shares from Operations	48,478,881	(138,891,476)
Distributions to Common Shareholders:
Net Investment Income	(14,324,210)	(27,832,202)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	34,154,671	(166,723,678)

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	292,755	191,349
Repurchase of Shares	-0-	(4,656,371)

Net Change in Net Assets Applicable to Common Shares from Capital Transactions	292,755	(4,465,022)

Total Increase/Decrease in Net Assets Applicable to Common Shares	34,447,426	(171,188,700)

Net Assets Applicable to Common Shares:
Beginning of the Period	353,673,622	524,862,322

End of the Period (Including accumulated undistributed net investment income of $10,439,372 and $6,154,966, respectively)	$388,121,048	$353,673,622

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2009

Change in Net Assets from Operations (including Preferred Share Distributions)	$48,478,881

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(62,758,735)
Proceeds from Sales of Investments	107,912,541
Net Purchases of Short-Term Investments	(6,250,000)
Amortization of Premium	510,175
Accretion of Discount	(459,525)
Net Realized Loss on Investments	22,887,959
Net Change in Unrealized Depreciation on Investments	(52,758,224)
Decrease in Interest Receivable	393,433
Decrease in Other Assets	7,788
Increase in Receivable for Investments Sold	(829,466)
Decrease in Investment Advisory Fee	(2,256)
Decrease in Accrued Expenses	(66,191)
Decrease in Other Affiliates Payables	(25,611)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(130,841)
Decrease in Investments Purchased Payable	(1,689,323)

Total Adjustments	6,741,724

Net Cash Provided by Operating Activities	55,220,605

Cash Flows from Financing Activities
Dividends Paid (Net of reinvested dividends $292,755)	(14,436,270)
Proceeds from and Repayments of Floating Rate Note Obligations	(41,765,000)

Net Cash Used for Financing Activities	(56,201,270)

Net Decrease in Cash	(980,665)
Cash at the Beginning of the Period	1,061,141

Cash at the End of the Period	$80,476

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$753,173

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$10.52	$15.46	$16.61	$16.52	$16.89	$17.02

Net Investment Income	0.59 (a)	1.26 (a)	1.17 (a)	1.11 (a)	1.12	1.13
Net Realized and Unrealized Gain/Loss	0.90	(5.07)	(1.17)	0.49	(0.33)	0.23
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.04)	(0.30)	(0.37)	(0.31)	(0.22)	(0.10)
Net Realized Gain	-0-	-0-	-0-	(0.04)	-0-	(0.02)

Total from Investment Operations	1.45	(4.11)	(0.37)	1.25	0.57	1.24
Distributions Paid to Common Shareholders:
Net Investment Income	(0.43)	(0.83)	(0.78)	(0.81)	(0.94)	(1.08)
Net Realized Gain	-0-	-0-	-0-	(0.35)	-0-	(0.29)

Net Asset Value, End of the Period	$11.54	$10.52	$15.46	$16.61	$16.52	$16.89

Common Share Market Price at End of the Period	$11.83	$10.10	$14.30	$14.70	$14.35	$15.20
Total Return* (b)	21.87% **	–24.86%	2.40%	10.76%	0.55%	–0.60%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$388.1	$353.7	$524.9	$567.5	$253.7	$259.4
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.59%	2.11%	2.03%	1.36%	1.18%	1.30%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	11.09%	8.92%	7.30%	6.86%	6.67%	6.74%
Portfolio Turnover	9% **	57%	23%	20%	32%	28%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.78%	2.28%	2.18%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	10.90%	8.75%	7.15%	N/A	N/A	N/A
Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.16%	1.03%	1.03%	1.25%	1.18%	1.30%
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Including Preferred Shares (c)	0.66%	0.62%	0.63%	0.78%	0.75%	0.82%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	10.42%	6.78%	4.99%	4.92%	5.37%	6.15%
Senior Securities:
Total Preferred Shares Outstanding	10,880	10,880	13,600	13,600	6,000	6,000
Asset Coverage Per Preferred Share (e)	$60,677	$57,538	$63,629	$66,761	$67,307	$68,253
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Municipal Opportunity Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	740,942,014
Level 3—Significant Unobservable Inputs	-0-

Total	$740,942,014

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2009, the Trust had $2,008,416 of when-issued or delayed delivery purchase commitments.

C. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2008, the Trust had an

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $46,628,672 which will expire according to the following schedule:

Amount	Expiration

$577,984	October 31, 2013
1,179,918	October 31, 2014
3,206,957	October 31, 2015
41,663,813	October 31, 2016

Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company and is subject to annual limitations.
At April 30, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$689,166,349

Gross tax unrealized appreciation	$25,431,033
Gross tax unrealized depreciation	(66,155,777)

Net tax unrealized depreciation on investments	$(40,724,744)

E. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures, which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$3,620
Tax-exempt income	38,188,041

$38,191,661

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$369,215
Undistributed tax-exempt income	6,102,455

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investments assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2009, Trust investments with a value of $156,787,842 are held by the dealer trusts and serve as collateral for the $92,495,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2009 were $110,009,286 and 1.38%, respectively.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including current preferred shares and leverage of $68,000,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including current preferred shares and leverage of $68,000,000 entered into to retire previously issued preferred shares of the Trust. For the six months ended April 30, 2009, the Adviser waived approximately $347,100 of its advisory fees. This waiver is voluntary and can be discounted at any time.
For the six months ended April 30, 2009, the Trust recognized expenses of approximately $36,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2009, the Trust recognized expenses of approximately $54,900 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen.

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. Capital Transactions
For the six months ended April 30, 2009 and the year ended October 31, 2008, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

Beginning Shares	33,620,065	33,957,237
Shares Issued Through Dividend Reinvestment	26,075	14,293
Shares Repurchased*	0	(351,465)

Ending Shares	33,646,140	33,620,065

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from their net asset value. For the six months ended April 30, 2009, the Trust did not repurchase any of its shares. For the year ended October 31, 2008, the Trust repurchased 351,465 of its shares at an average discount of 7.10% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $62,758,735 and $107,912,541, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
In order to seek to manage the interest rate exposure of the Trust’s portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are the specific types of derivative financial instruments used by the Trust.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust’s effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. There were no futures transactions entered into during the six months ended April 30, 2009.

B. Inverse Floating Rate Securities The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 10,880 Auction Preferred Securities (APS). Series A and B contain 2,400 shares, Series C, D and E contain 1,600 shares, and Series F contains 1,280 shares. Dividends are cumulative and the dividend rate on each series is generally reset every 28 days through an auction process. Beginning on February 14, 2008 and continuing through April 30, 2009, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2009 was 0.388%. During the six months ended April 30, 2009, the rates ranged from 0.287% to 3.077%.
Historically, the Trust paid annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to .15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of .25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2009, the Trust did not exercise this option.

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen Municipal Opportunity Trust
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VMOSAN 6/09
IU09-02615P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Municipal Opportunity Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009